Commitments And Contingencies (Schedule Of Future Minimum Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Obligation Fiscal Year Maturity [Abstract]
2013	$ 9,864
2014	6,594
2015	1,005
2016	0
Total	$ 17,463